Income Taxes - Operating loss and undistributed earnings (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Undistributed earnings
Undistributed earnings of the Company's PRC subsidiaries	¥ 858,300,000
Provision for PRC dividend withholding tax	¥ 0
Preferential withholding tax rate of the profit distribution (as a percent)	5.00%
Withholding tax rate of the profit distribution (as a percent)	10.00%
Aggregate undistributed earnings of the Company's PRC VIE and its' VIE's subsidiaries	¥ 192,100,000
PRC
Operating loss carryforwards
Operating loss carry forward, valuation allowance	67,843,392	¥ 84,146,463
PRC and HK
Operating loss carryforwards
Operating loss carry forward	271,400,000
Minimum
Undistributed earnings
Unrecognized deferred tax liabilities for undistributed earnings	42,900,000
Maximum
Undistributed earnings
Unrecognized deferred tax liabilities for undistributed earnings	¥ 85,800,000